DEFERRED INCOME TAX ASSETS/LIABILITIES - Maturities of estimated tax carryforward (Details) $ in Millions	Dec. 31, 2020 ARS ($)
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	$ 45,866
Inter Radios | Tax Year 2017
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	3
Inter Radios | Tax Year 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	2
Telemas S.A | Tax Year 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	448
Micro Sistemas | Tax Year 2020
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	20
Telecom Argentina | Tax Year 2018
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	21,368
Telecom Argentina | Tax Year 2019
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	19,275
Telecom Argentina | Tax Year 2020
DEFERRED INCOME TAX ASSETS/LIABILITIES
Tax carryforward amount	$ 4,750